Vessels, net - Additional Information (Detail) - USD ($)		12 Months Ended
	Apr. 17, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Impairment, Long-Lived Asset, Held-for-Use		$ 0	$ 0	$ 8,996,023
Gain (Loss) on Disposition of Property Plant Equipment		0	(1,589,702)	$ 0
Gstaad Grace II [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 42,000,000
Vessel [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment			1,589,702
C3is Inc [Member]
Property, Plant and Equipment [Line Items]
Impairment, Long-Lived Asset, Held-for-Use		$ 0	$ 0